Note 04 - Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2011
Cash and Cash Equivalents [Abstract]
Note 04 - Cash and Cash Equivalents [Text Block]

4.        Cash and Cash Equivalents

	June 30, 2011	December 31, 2010

Cash	1,925	1,974
Investments — Brazilian Reais (1)	12,226	7,819
Investments - U.S. dollars (2)	7,538	7,840

	21,689	17,633

(1)   Comprised primarily federal public bonds with immediate liquidity and the securities are tied to the American dollar quotation or to the remuneration of the Interbank Deposits - DI.

(2)  Comprised primarily by Time Deposit and securities with fixed income.